REMUNERATION OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Key Management Personnel [Abstract]
Salaries and short-term employee benefits	$ 19	$ 20
Post-employment benefits	3	3
Key management personnel compensation, termination benefits	1	0
Share-based payments and other	11	12
Key management personnel compensation	$ 34	$ 35